UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.8%
AUSTRALIA 6.7%
DIVERSIFIED 2.9%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group	3,256,720	2,934,921
GPT Group	1,820,066	5,882,182
Stockland	974,786	2,968,612
		11,785,715
OFFICE 0.5%
Commonwealth Property Office Fund	1,994,114	2,034,618
RETAIL 3.3%
Westfield Group	1,213,020	11,094,952
Westfield Retail Trust	748,441	2,000,203
		13,095,155
TOTAL AUSTRALIA		26,915,488
BERMUDA 0.5%
HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	204,829	2,089,256
BRAZIL 1.6%
OFFICE 0.7%
BR Properties SA	211,595	2,717,021
RESIDENTIAL 0.4%
MRV Engenharia e Participacoes SA	255,934	1,815,632
RETAIL 0.5%
BR Malls Participacoes SA	162,389	2,116,319
TOTAL BRAZIL		6,648,972
CANADA 3.7%
OFFICE 1.7%
Brookfield Office Properties (USD)	399,257	6,967,035

	Number of Shares	Value
RESIDENTIAL 0.5%
Boardwalk REIT	35,546	$2,034,865
RETAIL 1.5%
Primaris Retail REIT	40,718	883,390
RioCan REIT	190,024	5,149,480
		6,032,870
TOTAL CANADA		15,034,770
FRANCE 4.4%
DIVERSIFIED 1.4%
Gecina SA	25,366	2,650,291
ICADE	34,652	3,091,346
		5,741,637
RETAIL 3.0%
Unibail-Rodamco	59,807	11,960,698
TOTAL FRANCE		17,702,335
GERMANY 1.3%
RESIDENTIAL
Deutsche Wohnen AG	364,889	5,392,108
HONG KONG 15.6%
DIVERSIFIED 9.1%
Agile Property Holdings Ltd.	813,000	937,004
Hang Lung Properties Ltd.	1,612,007	5,916,155
Henderson Land Development Co., Ltd.	329,000	1,806,936
Hysan Development Co., Ltd.	24,000	95,499
Kerry Properties Ltd.	600,500	2,698,772
Sino Land Co., Ltd.	2,965,000	4,734,500
Sun Hung Kai Properties Ltd.	1,109,912	13,792,520
Wharf Holdings Ltd.	1,229,624	6,682,094
		36,663,480

	Number of Shares	Value
HOTEL 0.5%
Shangri-La Asia Ltd.	840,000	$1,832,401
OFFICE 2.7%
Hongkong Land Holdings Ltd. (USD)	1,887,800	10,968,118
RESIDENTIAL 2.3%
China Overseas Land & Investment Ltd.	2,727,720	5,177,559
Country Garden Holdings Co.	10,598,998	4,080,974
		9,258,533
RETAIL 1.0%
Link REIT	1,096,500	4,080,696
TOTAL HONG KONG		62,803,228
INDIA 0.3%
RETAIL
Phoenix Mills Ltd.	295,996	1,202,983
INDONESIA 0.2%
RETAIL
Ciputra Development Tbk PT	10,751,500	846,575
JAPAN 6.0%
DIVERSIFIED 4.5%
Mitsubishi Estate Co., Ltd.	382,000	6,812,033
Mitsui Fudosan Co., Ltd.	422,117	8,073,109
Nomura Real Estate Holdings	179,300	3,160,550
		18,045,692
OFFICE 1.0%
Nippon Building Fund	419	3,978,905
RESIDENTIAL 0.5%
Advance Residence Investment	1,042	1,977,748
TOTAL JAPAN		24,002,345

	Number of Shares	Value
NETHERLANDS 1.1%
RETAIL
Corio NV	30,207	$1,593,354
Eurocommercial Properties NV	78,871	2,988,454
		4,581,808
NORWAY 0.2%
OFFICE
Norwegian Property ASA	393,449	613,517
PHILIPPINES 1.6%
DIVERSIFIED 0.4%
Ayala Land	3,020,700	1,459,870
RETAIL 1.2%
SM Prime Holdings	12,437,176	4,895,500
TOTAL PHILIPPINES		6,355,370
SINGAPORE 4.4%
DIVERSIFIED 1.0%
Capitaland Ltd.	1,620,000	4,020,843
INDUSTRIAL 1.3%
Global Logistic Properties Ltd.(c)	3,063,000	5,360,646
OFFICE 0.8%
CapitaCommercial Trust	3,372,000	3,272,614
RETAIL 1.3%
CapitaMall Trust	2,128,000	3,055,598
CapitaMalls Asia Ltd.	1,558,000	2,026,435
		5,082,033
TOTAL SINGAPORE		17,736,136

	Number of Shares	Value
SWEDEN 1.6%
OFFICE
Castellum AB	148,274	$1,868,049
Fabege AB	535,145	4,614,713
		6,482,762
UNITED KINGDOM 4.8%
DIVERSIFIED 3.8%
British Land Co., PLC	775,171	5,950,216
Hammerson PLC	669,581	4,451,057
Land Securities Group PLC	422,689	4,884,761
		15,286,034
OFFICE 1.0%
Derwent London PLC	150,564	4,202,436
TOTAL UNITED KINGDOM		19,488,470
UNITED STATES 43.8%
DIVERSIFIED 3.0%
American Assets Trust	88,693	2,022,201
Vornado Realty Trust	119,946	10,099,453
		12,121,654
HEALTH CARE 3.8%
HCP	101,385	4,000,652
Ventas	197,510	11,277,821
		15,278,473
HOTEL 4.0%
Hersha Hospitality Trust	350,219	1,912,196
Host Hotels & Resorts	441,612	7,251,269
Hyatt Hotels Corp., Class A(c)	112,051	4,786,819
Starwood Hotels & Resorts Worldwide	36,782	2,074,872
		16,025,156

	Number of Shares	Value
INDUSTRIAL 3.6%
First Industrial Realty Trust(c)	311,512	$3,847,173
ProLogis	299,484	10,787,414
		14,634,587
OFFICE 6.2%
Alexandria Real Estate Equities	64,499	4,716,812
BioMed Realty Trust	55,003	1,043,957
Boston Properties	29,092	3,054,369
Douglas Emmett	100,420	2,290,580
Kilroy Realty Corp.	85,139	3,968,329
Liberty Property Trust	85,373	3,049,523
SL Green Realty Corp.	91,520	7,097,376
		25,220,946
RESIDENTIAL 7.4%
APARTMENT 6.7%
Apartment Investment & Management Co.	191,831	5,066,257
AvalonBay Communities	30,671	4,335,346
Colonial Properties Trust	102,075	2,218,090
Education Realty Trust	288,047	3,122,429
Equity Residential	158,823	9,945,496
UDR	86,700	2,315,757
		27,003,375
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	42,145	2,939,192
TOTAL RESIDENTIAL		29,942,567
SELF STORAGE 3.7%
CubeSmart	207,923	2,474,284
Extra Space Storage	127,778	3,678,728
Public Storage	64,722	8,942,639
		15,095,651

	Number of Shares	Value
SHOPPING CENTER 11.3%
COMMUNITY CENTER 2.6%
Regency Centers Corp.	96,834	$4,307,176
Tanger Factory Outlet Centers	104,509	3,107,053
Weingarten Realty Investors	118,587	3,134,255
		10,548,484
REGIONAL MALL 8.7%
General Growth Properties	462,600	7,859,574
Simon Property Group	164,037	23,896,910
Taubman Centers	42,818	3,123,573
		34,880,057
TOTAL SHOPPING CENTER		45,428,541
SPECIALTY 0.8%
DuPont Fabros Technology	126,109	3,083,365
TOTAL UNITED STATES		176,830,940
TOTAL COMMON STOCK (Identified cost—$331,007,035)		394,727,063
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)	1,350,040	1,350,040
Federated Government Obligations Fund, 0.01%(d)	1,350,038	1,350,038
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,700,078)		2,700,078

		Value
TOTAL INVESTMENTS (Identified cost—$333,707,113)	98.5%	$397,427,141

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5%	6,010,611

NET ASSETS	100.0%	$403,437,752

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the seven day yield of the fund.

Sector Summary	% of Net Assets
Diversified	26.1%
Office	16.4
Retail	13.4
Residential	12.4
Shopping Center	11.3
Industrial	5.0
Hotel	4.9
Health Care	3.8
Self Storage	3.7
Other	2.2
Specialty	0.8
100.0%

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$394,727,063	$394,727,063	$—	$—	(a)
Money Market Funds	2,700,078	—	2,700,078	—
Total Investments	$397,427,141	$394,727,063	$2,700,078	—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee,  at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$333,707,113
Gross unrealized appreciation	$65,792,351
Gross unrealized depreciation	(2,072,323)
Net unrealized appreciation	$63,720,028

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 25, 2012